Income taxes - Income tax expense (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Line Items]
Income before taxes continuing operations	[1]	€ 513	€ 1,220	€ 1,247
Current tax expense (income) and adjustments for current tax of prior periods		298	380	251
Deferred tax expense (income) recognised in profit or loss		401	167	(8)
Tax expense (income)	[2]	€ (103)	€ 212	€ 258

[1]	Income before tax excludes the result of investments in associates.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.